Property, Plant And Equipment, Net And Right-Of-Use Assets - Additional Information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Work in progress	S/ 49,457	S/ 28,538
Proceeds from sale of fixed assets	12,700	31,900	S/ 127,200
Gain (loss) from fixed assets	6,100	(7,100)	26,900
Fully depreciated property, plant and equipment	319,200	424,500	154,000
Lease Expense under 12 months	167,300
Lease Expense of Low Value Assets	7,000
Variable Lease Payments	600
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Other financial liabilities	111,900	162,900	368,100
GMP S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Work in progress	S/ 15,200	17,300	11,000
Larcomar Hotel Project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Work in progress		S/ 15,800	S/ 15,600